Securities	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Securities
Note 3: Securities
Securities are divided into six types, each with a different purpose and accounting treatment. The types of securities we hold are as follows:
Trading securities
are securities purchased for resale over a short period of time. Trading securities are recorded at fair value through profit or loss. Transaction costs and changes in fair value are recorded in our Consolidated Statement of Income in trading revenues.
Fair value through profit or loss securities
are measured at fair value, with changes in fair value and related transaction costs recorded in our Consolidated Statement of Income in securities gains, other than trading, except as noted below. This category includes the following:
Securities Designated at FVTPL
In order to qualify for this designation, the security must have reliably measurable fair values, and the designation eliminates or significantly reduces the inconsistent treatment that would otherwise arise from measuring the gains and losses on a different basis. Securities must be designated on initial recognition, and the designation is irrevocable. If these securities were not designated at FVTPL, they would be accounted for at either FVOCI or amortized cost.
We designate certain securities held by our insurance subsidiaries that support our insurance liabilities at fair value through profit or loss, since the actuarial calculation of insurance liabilities is based on the fair value of the investments supporting them. This designation aligns the accounting result with the way the portfolio is managed on a fair value basis. The change in fair value of the securities is recorded in non-interest
revenue, insurance revenue, and the change in fair value of the liabilities is recorded in insurance claims, commissions and changes in policy benefit liabilities. The fair value of these investments of $10,805 million as at October 31, 2019 ($8,783 million as at October 31, 2018) is recorded in securities in our Consolidated Balance Sheet. The impact of recording these investments at fair value through profit or loss was an increase of $1,006 million in non-interest
revenue, insurance revenue, for the year ended October 31, 2019 (decrease of $372 million for the year ended October 31, 2018).
Securities Mandatorily Measured at FVTPL
Securities managed on a fair value basis, but not held for trading, or debt securities with cash flows that do not represent solely payments of principal and interest and equity securities not held for trading or designated at FVOCI are classified as FVTPL.
The bank’s FVTPL securities of $13,704 million as at October 31, 2019 ($11,611 million as at October 31, 2018) include $2,899 million of securities mandatorily measured at fair value as at October 31, 2019 ($2,828 million as at October 31, 2018).
Debt securities at amortized cost
are debt securities purchased with the objective of collecting contractual cash flows, and those cash flows represent solely payments of principal and interest. These securities are initially recorded at fair value plus transaction costs and are subsequently measured at amortized cost using the effective interest method. Impairment losses (recoveries) are recorded in our Consolidated Statement of Income in securities gains, other than trading. Interest income earned and amortization of premiums, discounts and transaction costs are recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities.
Debt securities at FVOCI
are debt securities purchased with the objective of both collecting contractual cash flows and selling the securities. The securities’ cash flows represent solely payments of principal and interest. These securities may be sold in response to or in anticipation of changes in interest rates and any resulting prepayment risk, changes in credit risk, changes in foreign currency risk or changes in funding sources or terms, or in order to meet liquidity needs.
Debt securities measured at FVOCI are initially recorded at fair value plus transaction costs. They are subsequently measured at fair value, with unrealized gains and losses recorded in our Consolidated Statement of Comprehensive Income until the security is sold or impaired. Gains and losses on disposal and impairment losses (recoveries) are recorded in our Consolidated Statement of Income in non-interest
revenue, securities gains, other than trading. Interest income earned is recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities, using the effective interest method.
Equity securities at FVOCI
are equity securities for which we have elected to record changes in the fair value of the instrument in other comprehensive income as opposed to fair value through profit or loss. Gains or losses recorded on these instruments will never be recognized in profit or loss. Equity securities measured at FVOCI are not subject to an impairment assessment.

Other securities
are investments in associates and joint ventures. Investments in associates are where we exert significant influence over operating and financing decisions (generally companies in which we own between 20% and 50% of the voting shares). These are accounted for using the equity method of accounting. The equity method is also applied to our interests in joint ventures over which we have joint control. Our share of the net income or loss is recorded in investments in associates and joint ventures in our Consolidated Statement of Income. Any other comprehensive income amounts are reflected in the relevant sections of our Consolidated Statement of Comprehensive Income.
We account for all of our securities transactions using settlement date accounting in our Consolidated Balance Sheet. Changes in fair value between the trade date and settlement date are recorded in net income, except for those related to securities measured at FVOCI, which are recorded in other comprehensive income.
Impairment Review
Debt securities at amortized cost or FVOCI are assessed for impairment using the ECL model, with the exception of securities determined to have low credit risk, where the allowance for credit losses is measured at a 12 month expected credit loss. A financial asset is considered to have low credit risk if the financial asset has a low risk of default, the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfill its contractual cash flow obligations.
Debt securities at amortized cost totalling $24,472 million as at October 31, 2019 ($6,485 million as at October 31, 2018) are net of allowances for credit losses of $1 million as at October 31, 2019 ($1 million as at October 31, 2018).
Debt securities at FVOCI totalling $64,434 million as at October 31, 2019 ($62,378 million as at October 31, 2018) are net of allowances for credit losses of $2 million as at October 31, 2019 ($2 million as at October 31, 2018).
Equity securities at FVOCI totalling $81 million as at October 31, 2019 ($62 million as at October 31, 2018) are not subject to an impairment assessment
.
Fair Value Measurement
For traded securities, quoted market value is considered to be fair value. Quoted market value is based on bid or ask prices, depending on which is the most appropriate to measure fair value. Where market quotes are not available, we use estimation techniques to determine fair value. Additional information regarding fair value measurement techniques is included in Note 17.

Remaining Term to Maturity of Securities

(Canadian $ in millions, except as noted)	Term to maturity						2019	2018
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	No maturity	Total	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	1,860	3,302	1,414	829	925	–	8,330	10,320
Canadian provincial and municipal governments	921	1,122	735	1,170	3,579	–	7,527	8,702
U.S. federal government	859	3,677	2,432	1,620	175	–	8,763	9,517
U.S. states, municipalities and agencies	232	124	52	195	71	–	674	1,216
Other governments	437	719	296	133	–	–	1,585	1,412
NHA MBS, U.S. agency MBS and CMO (1)	226	171	208	203	10,238	–	11,046	9,184
Corporate debt	1,293	1,613	1,408	1,297	2,107	–	7,718	9,198
Trading loans	7	31	41	24	–	–	103	199
Corporate equity	–	–	–	–	–	40,157	40,157	49,949
Total trading securities	5,835	10,759	6,586	5,471	17,095	40,157	85,903	99,697
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	392	4	2	3	116	–	517	431
Canadian provincial and municipal governments	12	10	5	53	1,199	–	1,279	946
U.S. federal government	48	–	–	–	–	–	48	69
Other governments	–	–	49	–	–	–	49	–
NHA MBS, U.S. agency MBS and CMO (1)	–	5	–	–	–	–	5	7
Corporate debt	578	71	128	1,083	6,357	–	8,217	6,820
Corporate equity	–	–	–	–	–	3,589	3,589	3,338
Total FVTPL securities	1,030	90	184	1,139	7,672	3,589	13,704	11,611
FVOCI Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	5,618	2,090	3,059	1,109	–	–	11,876	12,884
Fair value	5,617	2,098	3,106	1,123	–	–	11,944	12,805
Yield (%)	1.60	1.48	2.01	1.97	–	–	1.72	1.64
Canadian provincial and municipal governments
Amortized cost	1,406	1,720	2,428	353	–	–	5,907	6,896
Fair value	1,406	1,740	2,503	363	–	–	6,012	6,862
Yield (%)	1.67	2.32	2.63	3.05	–	–	2. 34	1.90
U.S. federal government
Amortized cost	5	3,770	5,095	6,493	–	–	15,363	17,403
Fair value	8	3,820	5,222	6,925	–	–	15,975	16,823
Yield (%)	1.90	2.23	2.15	2.74	–	–	2.42	2.22
U.S. states, municipalities and agencies
Amortized cost	389	703	961	1,036	1,002	–	4,091	3,694
Fair value	389	709	991	1,065	1,007	–	4,161	3,655
Yield (%)	1.93	2.21	2.57	2.67	3.00	–	2.58	2.42
Other governments
Amortized cost	947	2,691	3,466	75	–	–	7,179	4,818
Fair value	951	2,727	3,582	75	–	–	7,335	4,790
Yield (%)	1.27	2.53	2.56	3.17	–	–	2.38	2.39
NHA MBS (1)
Amortized cost	29	409	1,515	–	–	–	1,953	2,382
Fair value	30	411	1,529	–	–	–	1,970	2,370
Yield (%)	2.13	1.71	2.31	–	–	–	2.18	1.98
U.S. agency MBS and CMO (1)
Amortized cost	12	58	146	2,361	9,389	–	11,966	11,811
Fair value	13	58	150	2,416	9,393	–	12,030	11,317
Yield (%)	2.16	2.28	2.95	2.81	1.96	–	2.14	2.33
Corporate debt
Amortized cost	1,196	2,336	1,312	35	20	–	4,899	3,783
Fair value	1,197	2,378	1,374	37	21	–	5,007	3,756
Yield (%)	1.28	2.76	3.06	3.09	3.32	–	2.48	2.67
Corporate equity
Cost	–	–	–	–	–	79	79	62
Fair value	–	–	–	–	–	81	81	62
Total cost or amortized cost	9,602	13,777	17,982	11,462	10,411	79	63,313	63,733
Total fair value	9,611	13,941	18,457	12,004	10,421	81	64,515	62,440
Yield (%)	1. 55	2.26	2.38	2.69	2.06	–	2.2 3	2.13
Amortized Cost Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	–	701	3,018	813	–	–	4,532	–
Fair value	–	701	3,021	812	–	–	4,534	–
Canadian provincial and municipal governments
Amortized cost	290	399	1,460	1,404	–	–	3,553	832
Fair value	291	399	1,481	1,405	–	–	3,576	841
U.S. federal government
Amortized cost	–	2,236	1,339	2,638	–	–	6,213	–
Fair value	–	2,245	1,339	2,630	–	–	6,214	–
Other governments
Amortized cost	3	667	334	45	–	–	1,049	10
Fair value	3	667	334	45	–	–	1,049	10
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	131	366	642	2,073	5,062	–	8,274	5,552
Fair value	131	368	654	2,116	5,129	–	8,398	5,346
Corporate debt
Amortized cost	175	306	201	110	59	–	851	91
Fair value	175	305	202	110	59	–	851	91
Total cost or amortized cost	599	4,675	6,994	7,083	5,121	–	24,472	6,485
Total fair value	600	4,685	7,031	7,118	5,188	–	24,622	6,288
Other Securities
Carrying value	–	–	–	–	–	844	844	702
Total carrying value or amortized cost of securities	17,066	29,301	31,746	25,155	40,299	44,669	188,236	182,228
Total value of securities	17,075	29,465	32,221	25,697	40,309	44,671	189,438	180,935
Total by Currency (in Canadian $ equivalent)
Canadian dollar	13,507	10,843	13,417	7,314	14,102	26,722	85,905	82,767
U.S. dollar	2,691	18,392	18,656	18,373	26,204	16,257	100,573	96,266
Other currencies	877	230	148	10	3	1,692	2,960	1,902
Total securities	17,075	29,465	32,221	25,697	40,309	44,671	189,438	180,935

(1)
These amounts are supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

Yields in the table above are calculated using the cost of the security and the contractual interest rate associated with each security, adjusted for any amortization of premiums and discounts. Tax effects are not taken into consideration. The term to maturity included in the table above is based on the contractual maturity date of the security. Actual maturities could differ, as issuers may have the right to call or prepay obligations.
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)				2019				2018
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	11,876	72	4	11,944	12,884	1	80	12,805
Canadian provincial and municipal governments	5,907	106	1	6,012	6,896	8	42	6,862
U.S. federal government	15,363	617	5	15,975	17,403	4	584	16,823
U.S. states, municipalities and agencies	4,091	74	4	4,161	3,694	16	55	3,655
Other governments	7,179	158	2	7,335	4,818	2	30	4,790
NHA MBS	1,953	18	1	1,970	2,382	6	18	2,370
U.S. agency MBS and CMO	11,966	106	42	12,030	11,811	2	496	11,317
Corporate debt	4,899	110	2	5,007	3,783	6	33	3,756
Corporate equity	79	2	–	81	62	–	–	62
Total	63,313	1,263	61	64,515	63,733	45	1,338	62,440
Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest, Dividend and Fee Income
Interest, dividend and fee income has been included in our Consolidated Statement of Income as follows, excluding other securities and trading securities. Related income for trading securities is included under Trading-Related Revenue in Note 17.

(Canadian $ in millions)	2019	2018	2017
FVTPL	34	16	na
FVOCI	1,585	1,118	na
Amortized cost	268	172	na
Available-for-sale securities	na	na	662
Held-to-maturity securities	na	na	150
Total	1,887	1,306	812
na – not applicable due to IFRS 9 adoption.
Non-Interest
Revenue
Net gains and losses from securities, excluding net realized and unrealized gains on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2019	2018	2017
Non-Interest Revenue
FVTPL securities	164	93	na
FVOCI securities (1)
Gross realized gains	209	363	228
Gross realized (losses)	(123)	(216)	(99)
Other securities, net realized and unrealized gains	–	–	49
Impairment losses	(1)	(1)	(7)
Securities gains, other than trading (2)	249	239	171

(1)	Realized gains (losses) are net of unrealized gains (losses) on related hedge contracts. Fiscal 2017 represents available-for-sale securities.
(2)
The following amounts of income related to our insurance operations were included in non-interest
revenue, insurance revenue, in our Consolidated Statement of Income: Interest, dividend and fee income of $407 million for the year ended October 31, 2019 ($354 million in 2018); and securities gains, other than trading, of $11 million for the year ended October 31, 2019 ($1 million in 2018).

Unrealized gains and losses on trading securities are included in trading-related revenue in Note 17.
na – not applicable due to IFRS 9 adoption.
Certain comparative figures have been reclassified to conform with the current year’s presentation.